Loans Receivable, Net - Summary of Financing Receivable Allowance for Credit Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Loss [Abstract]
Balance at beginning of year	¥ (154,420)	¥ (102,359)	¥ (65,117)
Provisions for loan losses	(296,528)	(234,599)	(194,272)
Write-off	232,582	182,538	157,030
Balance at end of year	¥ (218,366)	¥ (154,420)	¥ (102,359)